UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/29/2012

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth Allocation Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock and bond markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, most notably U.S. government securities. Better economic news allayed recession fears in October, and equity markets rallied. Among bonds, yields of U.S. government securities generally continued to trend downward, while corporate bonds gained some value as investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Richard B. Hoey, A. Paul Disdier and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus Growth Allocation Fund produced a total return of 7.64%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 13.30% for the same period.The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S. Aggregate Bond Index, and this blended index returned 11.18% for the same period.2 Although macroeconomic uncertainties weighed on stocks and higher yielding bonds early in the reporting period, markets later bounced back to finish in solidly positive territory.The fund’s return lagged its benchmarks, primarily due to its emphasis on stocks over bonds prior to the equity market’s rebound.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Improving Economic Fundamentals Bolstered Markets

Macro economic uncertainties undermined stocks and corporate bonds early in the reporting period.These included an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, an unresolved sovereign debt crisis in Greece that threatened to spread to other members of the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery. Market volatility remained high, with sell-offs in stocks and high yield bonds accompanied by a corresponding increase in demand for traditional safe havens, such as U.S.Treasury securities.

However, economic improvements began to develop during the final months of 2011 and the opening months of 2012.The European Union took steps to address the region’s problems, while accelerating GDP growth and declining unemployment in the United States gave investors more confidence. As a result, markets shifted from the “risk-off” environment of mid-2011 to a “risk-on” posture that favored growth-oriented stocks and higher yielding bonds.

Fund Performance Was Hurt by Early Market Weakness

The fund maintained a modest emphasis on stocks over bonds throughout the reporting period. This stance detracted mildly from returns over the first four months of the reporting period, but contributed positively to relative performance in January and February 2012. The fund’s relative returns also were dampened by individual stock and sector selections among some of its underlying equity funds.

The Dreyfus Investment Committee made several tactical changes to the fund’s investment allocations during the reporting period in response to shifting economic and market conditions.These moves generally contributed positively to performance. Early in the reporting period, with economic uncertainties intensifying, the fund shifted assets from Dreyfus International Value Fund to the larger-cap, more defensive Dreyfus International Equity Fund. In mid-October, in order to rebalance assets after a run-up in bond prices, the fund shifted a portion of its holdings from Dreyfus Bond Market Index Fund into Dreyfus Opportunistic Midcap Value Fund, thereby adding exposure to attractively priced stocks. In December, looking to increase allocations to higher quality,

4

larger-cap stocks, the fund shifted 2.4% of assets from Dreyfus Strategic Value Fund to Dreyfus Appreciation Fund. Finally, in January 2012, as European conditions stabilized and investors demonstrated a greater tolerance for risk, the fund sought greater exposure to emerging markets equities, shifting capital from Dreyfus Bond Market Index Fund to Dreyfus Emerging Markets Fund.

Taking a Constructive, But Cautious Stance

While Europe’s financial troubles have continued to weigh on investor sentiment, efforts to resolve those difficulties remain credible, and the U.S. economy continues to demonstrate evidence of growth.These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias in favor of equities.At the same time, we are aware of recently increased stock valuations and more attractive valuations among fixed-income securities. We are carefully watching these and other developments in domestic and global markets and economies, and we stand prepared to adjust the fund’s holdings as warranted.

March 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

Expenses paid per $1,000†	$2.94
Ending value (after expenses)	$1,076.40

COMPARING YOUR FUND’S EXPENSES

WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

Expenses paid per $1,000†	$2.87
Ending value (after expenses)	$1,022.03

† Expenses are equal to the fund’s annualized expense ratio of .57% ,multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Registered Investment Companies—100.1%	Shares		Value ($)
Dreyfus Appreciation Fund	28,474	[a]	1,242,591
Dreyfus Bond Market Index Fund, BASIC Shares	41,472	[a]	456,602
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	19,089	[a]	277,742
Dreyfus Emerging Markets Fund, Cl. I	82,169	[a]	898,102
Dreyfus Global Absolute Return Fund, Cl. I	100,315	[a,b]	1,220,831
Dreyfus Global Real Estate Securities Fund, Cl. I	88,309	[a]	662,320
Dreyfus High Yield Fund, Cl. I	43,777	[a]	283,241
Dreyfus International Bond Fund, Cl. I	16,254	[a]	273,875
Dreyfus International Equity Fund, Cl. I	8,717	[a]	235,803
Dreyfus International Stock Index Fund	27,425	[a]	384,504
Dreyfus International Value Fund, Cl. I	19,239	[a]	201,624
Dreyfus Midcap Core Fund, Cl. I	16,392	[a,b]	362,908
Dreyfus Opportunistic Midcap Value Fund, Cl. I	17,978	[a]	525,142
Dreyfus Research Growth Fund, Cl. Z	136,328	[a]	1,367,367
Dreyfus Small Cap Stock Index Fund	17,902	[a]	384,525
Dreyfus Strategic Value Fund, Cl. I	43,069	[a]	1,245,973
Dreyfus Total Return Advantage Fund, Cl. I	71,090	[a]	972,509
Dreyfus U.S. Equity Fund, Cl. I	67,741	[a]	1,024,917
Dreyfus/Newton International Equity Fund, Cl. I	23,595	[a]	383,181
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	27,097	[a]	963,035
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	26,315	[a,b]	408,668
International Stock Fund, Cl. I	23,932	[a]	326,199

Total Investments (cost $13,148,995)	100.1%		14,101,659
Liabilities, Less Cash and Receivables	(.1%)		(17,077)
Net Assets	100.0%		14,084,582

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	65.6	Mutual Funds: Foreign	34.5
			100.1

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of
Investments—Note 1(c)	13,148,995	14,101,659
Cash		55
Prepaid expenses		8,176
Due from The Dreyfus Corporation and affiliates—Note 3(b)		1,233
		14,111,123
Liabilities ($):
Payable for shares of Common Stock redeemed		100
Accrued expenses		26,441
		26,541
Net Assets ($)		14,084,582
Composition of Net Assets ($):
Paid-in capital		13,146,512
Accumulated distributions in excess of investment—net		(31,500)
Accumulated net realized gain (loss) on investments		16,906
Accumulated net unrealized appreciation
(depreciation) on investments		952,664
Net Assets ($)		14,084,582
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		939,518
Net Asset Value, offering and redemption price per share ($)		14.99

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividend from affiliated issuers	137,576
Expenses:
Shareholder servicing costs—Note 3(b)	23,454
Auditing fees	21,681
Registration fees	8,827
Prospectus and shareholders’ reports	4,996
Custodian fees—Note 3(b)	1,539
Directors’ fees and expenses—Note 3(c)	876
Loan commitment fees—Note 2	345
Miscellaneous	4,026
Total Expenses	65,744
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(27,202)
Less—waiver of shareholder servicing fees—Note 3(b)	(2,408)
Less—reduction in fees due to earnings credits—Note 3(b)	(7)
Net Expenses	36,127
Investment Income—Net	101,449
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(102,865)
Capital gain distributions from affiliated issuers	196,955
Net Realized Gain (Loss)	94,090
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	798,645
Net Realized and Unrealized Gain (Loss) on Investments	892,735
Net Increase in Net Assets Resulting from Operations	994,184

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	101,449	62,778
Net realized gain (loss) on
investments in affiliated issuers	94,090	94,701
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	798,645	286,127
Net Increase (Decrease) in Net Assets
Resulting from Operations	994,184	443,606
Dividends to Shareholders from ($):
Investment income—net	(162,231)	(65,004)
Net realized gain on investments	(92,381)	(40,394)
Total Dividends	(254,612)	(105,398)
Capital Stock Transactions ($):
Net proceeds from shares sold	1,875,120	8,550,184
Dividends reinvested	241,740	99,785
Cost of shares redeemed	(927,962)	(2,133,171)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,188,898	6,516,798
Total Increase (Decrease) in Net Assets	1,928,470	6,855,006
Net Assets ($):
Beginning of Period	12,156,112	5,301,106
End of Period	14,084,582	12,156,112
Undistributed (distributions in excess of)
investment income—net	(31,500)	29,282
Capital Share Transactions (Shares):
Shares sold	132,907	581,902
Shares issued for dividends reinvested	17,443	6,830
Shares redeemed	(66,006)	(148,214)
Net Increase (Decrease) in Shares Outstanding	84,344	440,518

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2012	Year Ended August 31,
	(Unaudited)	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	14.21	12.78	12.50
Investment Operations:
Investment income—net[b]	.11	.10	.10
Net realized and unrealized
gain (loss) on investments	.95	1.51	.31
Total from Investment Operations	1.06	1.61	.41
Distributions:
Dividends from investment income—net	(.18)	(.11)	(.13)
Dividends from net realized gain on investments	(.10)	(.07)	—
Total Distributions	(.28)	(.18)	(.13)
Net asset value, end of period	14.99	14.21	12.78
Total Return (%)	7.64[c]	12.56	3.26[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.04[e]	1.26	3.33[e]
Ratio of net expenses to average net assets[d]	.57[e]	.63	.57[e]
Ratio of net investment income
to average net assets[d]	1.61[e]	.65	.85[e]
Portfolio Turnover Rate	13.30[c]	21.83	45.65[c]
Net Assets, end of period ($ x 1,000)	14,085	12,156	5,301

a	From October 1, 2009 (commencement of initial offering) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.
See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

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(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	14,101,659	—	—	14,101,659

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

14

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	555,679		624,320	38,987	(788)
Dreyfus Bond Market
Index Fund,
BASIC Shares	881,861		118,116	548,127	11,991
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	260,950		41,983	13,490	(1,273)
Dreyfus Emerging
Markets Fund, Cl. I	443,884		476,779	30,073	(8,942)
Dreyfus Global
Absolute Return
Fund, Cl. I	1,112,477		152,098	63,273	(3,733)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	581,567		87,090	31,164	(3,567)
Dreyfus High Yield
Fund, Cl. I	244,974		42,382	13,491	(1,275)
Dreyfus International
Bond Fund, Cl. I	259,336		36,016	13,492	(657)
Dreyfus International
Equity Fund, CL I	207,925		34,206	12,142	(2,450)
Dreyfus International
Stock Index Fund	340,724		59,987	20,237	(3,884)
Dreyfus International
Value Fund, Cl. I	179,861		35,513	12,143	(2,057)
Dreyfus MidCap
Core Fund, Cl. I	302,138		68,544	16,864	(3,501)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	296,945		266,991	16,863	(4,251)
Dreyfus Research
Growth Fund, Cl. Z	1,129,942		142,693	59,360	(5,228)

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2011 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus Small Cap
Stock Index Fund	313,224	54,715		16,864	(1,657)
Dreyfus Strategic
Value Fund, Cl. I	1,518,530	206,650		602,734	(55,623)
Dreyfus Total Return
Advantage Fund, Cl. I	882,063	128,788		47,218	(1,324)
Dreyfus U.S. Equity
Fund, Cl. I	847,800	114,887		45,869	(1,489)
Dreyfus/Newton
International
Equity Fund, Cl. I	349,898	61,462		20,236	(3,815)
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	807,548	119,033		45,869	(5,625)
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	315,964	68,261		16,862	(1,657)
International Stock
Fund, Cl. I	291,061	42,562		16,190	(2,060)
TOTAL	12,124,351	2,983,076		1,701,548	(102,865)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/29/2012	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	102,367	1,242,591		8.8	10,593
Dreyfus Bond Market
Index Fund,
BASIC Shares	(7,239)	456,602		3.3	15,158
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(10,428)	277,742		2.0	9,553
Dreyfus Emerging
Markets Fund, Cl. I	16,454	898,102		6.4	48,915
Dreyfus Global
Absolute Return
Fund, Cl. I	23,262	1,220,831		8.7	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	28,394	662,320		4.7	12,177
Dreyfus High Yield
Fund, Cl. I	10,651	283,241		2.0	9,951
Dreyfus International
Bond Fund, Cl. I	(7,328)	273,875		2.0	1,457

16

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/29/2012	($)	Assets (%)	Distributions ($)
Dreyfus International
Equity Fund, CL I	8,264	235,803		1.7	5,018
Dreyfus International
Stock Index Fund	7,914	384,504		2.7	11,341
Dreyfus International
Value Fund, Cl. I	450	201,624		1.4	6,325
Dreyfus MidCap
Core Fund, Cl. I	12,591	362,908		2.6	28,006
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	(17,680)	525,142		3.7	74,874
Dreyfus Research
Growth Fund, Cl. Z	159,320	1,367,367		9.7	—
Dreyfus Small Cap
Stock Index Fund	35,107	384,525		2.7	14,178
Dreyfus Strategic
Value Fund, Cl. I	179,150	1,245,973		8.8	14,120
Dreyfus Total Return
Advantage Fund, Cl. I	10,200	972,509		6.9	15,282
Dreyfus U.S. Equity
Fund, Cl. I	109,588	1,024,917		7.3	4,625
Dreyfus/Newton
International
Equity Fund, Cl. I	(4,128)	383,181		2.7	12,817
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	87,948	963,035		6.8	8,771
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	42,962	408,668		2.9	27,724
International Stock
Fund, Cl. I	10,826	326,199		2.3	3,646
TOTAL	798,645	14,101,659		100.1	334,531

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: ordinary income $104,112 and long-term capital gains $1,286.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on February 29, 2012, the fund did not borrow under the Facilities.

18

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

The Manager has contractually agreed, until January 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.50% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $27,202 during the period ended February 29, 2012.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended February 29, 2012, the fund was charged $15,793 pursuant to the Shareholder Services Plan of which $2,408 was waived due to the fund’s investment in certain of the underlying funds.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 29, 2012, the fund was charged $4,065 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $580 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $7.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $1,539 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $2,772, custodian fees $792, chief compliance officer fees $1,061 and transfer agency per account fees $1,336, which are offset against an expense reimbursement currently in effect in the amount of $7,194.

20

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $2,983,076 and $1,701,548, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $952,664, consisting of $1,009,610 gross unrealized appreciation and $56,946 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. In considering portfolio management’s brokerage policies and practices

22

(including policies and practices regarding soft dollars) and the standards applied in seeking best execution, the Board noted that the fund’s portfolio was comprised of other Dreyfus mutual funds.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended

September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and the Performance Universe median for the 1-year period. The Board noted that the Fund commenced operations on October 1, 2009. Dreyfus also provided a comparison of the fund’s calendar year total return to the return of the S&P 500 Index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

funds and discussed the results of the comparisons.The Board noted that the fund does not pay a contractual management fee. The Board also noted that the fund’s total expenses were above the Expense Group median and the Expense Universe median.The Board also considered the current expense limitation arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board members the management or investment advisory fees paid to Dreyfus by funds in the same Lipper category as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. It was noted that none of the other Similar Accounts was organized as a “fund-of-funds” like the fund. Dreyfus representatives noted that Dreyfus does not advise separate accounts and/or other client portfolios considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

24

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board noted that since the fund did not pay a management fee, an analysis of profitability and economies of scale had limited applic- ability, but also noted that economies of scale which could accrue to Dreyfus and its affiliates in connection with management of the fund had been adequately considered by Dreyfus, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

26

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Conservative Allocation Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock and bond markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, most notably U.S. government securities. Better economic news allayed recession fears in October, and equity markets rallied. Among bonds, yields of U.S. government securities generally continued to trend downward, while corporate bonds gained some value as investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Richard B. Hoey, A. Paul Disdier and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus Conservative Allocation Fund produced a total return of 5.12%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 13.30% for the same period. The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays U.S.Aggregate Bond Index, and this blended index returned 6.95% for the same period.2 Although macroeconomic uncertainties weighed on stocks and higher yielding bonds early in the reporting period, markets later rebounded to finish in solidly positive territory. The fund’s return lagged its benchmarks, primarily due to its emphasis on stocks over bonds prior to the equity market’s climb.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Improving Economic Fundamentals Bolstered Markets

Macroeconomic uncertainties undermined stocks and corporate bonds early in the reporting period.These included an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, an unresolved sovereign debt crisis in Greece that threatened to spread to other members of the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery. Market volatility remained high, with sell-offs in stocks and high yield bonds accompanied by a corresponding increase in demand for traditional safe havens, such as U.S.Treasury securities.

However, economic improvements began to develop during the final months of 2011 and the opening months of 2012. The European Union took steps to address the region’s problems, while accelerating GDP growth and declining unemployment in the United States gave investors more confidence.As a result, markets shifted from the “risk-off” environment of mid-2011 to a “risk-on” posture that favored growth-oriented stocks and higher yielding bonds.

Fund Performance Was Hurt by Early Market Weakness

The fund maintained a modest emphasis on stocks over bonds throughout the reporting period.This stance detracted mildly from returns over the first four months of the reporting period, but contributed positively to relative performance in January and February 2012.The fund’s relative returns also were dampened by individual stock and sector selections among some of its underlying equity funds.

The Dreyfus Investment Committee made several tactical changes to the fund’s investment allocations during the reporting period in response to shifting economic and market conditions.These moves generally contributed positively to performance. Early in the reporting period, with economic uncertainties intensifying, the fund shifted assets from Dreyfus International Value Fund to the larger-cap, more defensive Dreyfus International Equity Fund. In mid-October, in order to rebalance assets after a run-up in bond prices, the fund shifted a portion of its holdings from Dreyfus Bond Market Index Fund into Dreyfus Opportunistic Midcap Value Fund, thereby adding exposure to attractively priced

4

stocks. In December, looking to increase allocations to higher quality, larger-cap stocks, the fund shifted 2.4% of assets from Dreyfus Strategic Value Fund to Dreyfus Appreciation Fund. Finally, in January 2012, as European conditions stabilized and investors became more tolerant of risk, the fund sought greater exposure to emerging markets equities, shifting capital from Dreyfus Bond Market Index Fund to Dreyfus Emerging Markets Fund.

Adopting a Constructive, But Cautious, Stance

While Europe’s economic troubles have continued to weigh on investor sentiment, efforts to resolve those difficulties remain credible, and the U.S. economy continues to demonstrate evidence of growth.These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias in favor of equities.At the same time, we are aware of recently increased stock valuations and more attractive valuations among fixed-income securities. We are carefully watching these and other developments in domestic and global markets and economies, and we stand prepared to adjust the fund’s holdings as warranted.

March 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

Expenses paid per $1,000†	$3.62
Ending value (after expenses)	$1,051.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

Expenses paid per $1,000†	$3.57
Ending value (after expenses)	$1,021.33

† Expenses are equal to the fund’s annualized expense ratio of .71%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 29, 2012 (Unaudited)

Registered Investment Companies—100.1%	Shares		Value ($)
Dreyfus Appreciation Fund	23,339	[a]	1,018,493
Dreyfus Bond Market Index Fund, BASIC Shares	325,028	[a]	3,578,555
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	80,926	[a]	1,177,466
Dreyfus Emerging Markets Fund, Cl. I	58,648	[a]	641,018
Dreyfus Global Absolute Return Fund, Cl. I	20,355	[a,b]	247,723
Dreyfus Global Real Estate Securities Fund, Cl. I	17,806	[a]	133,549
Dreyfus High Yield Fund, Cl. I	185,528	[a]	1,200,362
Dreyfus International Bond Fund, Cl. I	68,918	[a]	1,161,276
Dreyfus International Equity Fund, Cl. I	6,095	[a]	164,872
Dreyfus International Stock Index Fund	19,530	[a]	273,807
Dreyfus International Value Fund, Cl. I	14,142	[a]	148,208
Dreyfus Midcap Core Fund, Cl. I	13,884	[a,b]	307,394
Dreyfus/Newton International Equity Fund, Cl. I	16,906	[a]	274,557
Dreyfus Opportunistic Midcap Value Fund, Cl. I	20,930	[a]	611,358
Dreyfus Research Growth Fund, Cl. Z	116,268	[a]	1,166,164
Dreyfus Small Cap Stock Index Fund	15,195	[a]	326,385
Dreyfus Strategic Value Fund, Cl. I	37,666	[a]	1,089,667
Dreyfus Total Return Advantage Fund, Cl. I	301,276	[a]	4,121,452
Dreyfus U.S. Equity Fund, Cl. I	57,345	[a]	867,636
Dreyfus/The Boston Company
Large Cap Core Fund, Cl. I	22,976	[a]	816,555
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	22,255	[a,b]	345,613
International Stock Fund, Cl. I	16,979	[a]	231,424

Total Investments (cost $18,896,044)	100.1%		19,903,534
Liabilities, Less Cash and Receivables	(.1%)		(12,630)
Net Assets	100.0%		19,890,904

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	77.7	Mutual Funds: Foreign	22.4
			100.1

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)	18,896,044	19,903,534
Receivable for investment securities sold		26,744
Prepaid expenses		8,200
		19,938,478
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,776
Cash overdraft due to Custodian		20,167
Payable for shares of Common Stock redeemed		38
Accrued expenses		25,593
		47,574
Net Assets ($)		19,890,904
Composition of Net Assets ($):
Paid-in capital		18,897,152
Accumulated distributions in excess of investment income—net		(12,221)
Accumulated net realized gain (loss) on investments		(1,517)
Accumulated net unrealized appreciation
(depreciation) on investments		1,007,490
Net Assets ($)		19,890,904
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,392,604
Net Asset Value, offering and redemption price per share ($)		14.28

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	250,513
Expenses:
Shareholder servicing costs—Note 3(b)	30,404
Auditing fees	19,895
Registration fees	9,622
Prospectus and shareholders’ reports	6,807
Custodian fees—Note 3(b)	2,277
Directors’ fees and expenses—Note 3(c)	1,043
Loan commitment fees—Note 2	869
Legal fees	123
Miscellaneous	4,166
Total Expenses	75,206
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(10,412)
Less—waiver of shareholder servicing fees—Note 3(b)	(1,939)
Less—reduction in fees due to earnings credits—Note 3(b)	(7)
Net Expenses	62,848
Investment Income—Net	187,665
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(126,224)
Capital gain distributions from affiliated issuers	210,134
Net Realized Gain (Loss)	83,910
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	688,461
Net Realized and Unrealized Gain (Loss) on Investments	772,371
Net Increase in Net Assets Resulting from Operations	960,036

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	187,665	221,311
Net realized gain (loss) on
investments in affiliated issuers	83,910	95,024
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	688,461	314,685
Net Increase (Decrease) in Net Assets
Resulting from Operations	960,036	631,020
Dividends to Shareholders from ($):
Investment income—net	(333,600)	(194,001)
Net realized gain on investments	(90,661)	(34,773)
Total Dividends	(424,261)	(228,774)
Capital Stock Transactions ($):
Net proceeds from shares sold	3,874,930	11,957,733
Dividends reinvested	406,145	225,493
Cost of shares redeemed	(1,803,415)	(3,139,530)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,477,660	9,043,696
Total Increase (Decrease) in Net Assets	3,013,435	9,445,942
Net Assets ($):
Beginning of Period	16,877,469	7,431,527
End of Period	19,890,904	16,877,469
Undistributed (distributions in excess of)
investment income—net	(12,221)	133,714
Capital Share Transactions (Shares):
Shares sold	280,166	850,229
Shares issued for dividends reinvested	29,922	16,352
Shares redeemed	(131,014)	(225,038)
Net Increase (Decrease) in Shares Outstanding	179,074	641,543

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2012	Year Ended August 31,
	(Unaudited)	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.91	12.99	12.50
Investment Operations:
Investment income—net[b]	.14	.25	.20
Net realized and unrealized
gain (loss) on investments	.56	1.00	.41
Total from Investment Operations	.70	1.25	.61
Distributions:
Dividends from investment income—net	(.26)	(.28)	(.12)
Dividends from net realized gain on investments	(.07)	(.05)	—
Total Distributions	(.33)	(.33)	(.12)
Net asset value, end of period	14.28	13.91	12.99
Total Return (%)	5.12[c]	9.61	4.91[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.85[e]	1.06	2.76[e]
Ratio of net expenses to average net assets[d]	.71[e]	.73	.71[e]
Ratio of net investment income
to average net assets[d]	2.11[e]	1.79	1.84[e]
Portfolio Turnover Rate	11.74[c]	20.04	36.82[c]
Net Assets, end of period ($ x 1,000)	19,891	16,877	7,432

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.
See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

12

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that pri-oritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	19,903,534	—	—	19,903,534

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

14

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	445,097		535,623	44,005	(1,036)
Dreyfus Bond Market
Index Fund,
BASIC Shares	3,597,566		711,742	761,278	1,304
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	1,063,483		228,901	68,240	(8,439)
Dreyfus Emerging
Markets Fund, Cl. I	303,898		354,790	23,309	(8,329)
Dreyfus Global Absolute
Return Fund, Cl. I	216,916		42,342	15,240	(538)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	112,821		23,272	7,506	(1,016)
Dreyfus High Yield
Fund, Cl. I	998,525		230,591	68,240	(6,586)
Dreyfus International
Bond Fund, Cl. I	1,057,731		204,511	68,240	(3,135)
Dreyfus International
Equity Fund, CL I	139,243		31,838	10,236	(2,237)
Dreyfus International
Stock Index Fund	232,770		55,317	17,059	(3,863)
Dreyfus International
Value Fund, Cl. I	126,629		32,984	10,236	(2,003)
Dreyfus MidCap Core
Fund, Cl. I	246,261		70,504	17,060	(4,048)
Dreyfus/Newton
International
Equity Fund, Cl. I	240,403		56,382	17,060	(3,975)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	242,364		415,138	17,060	(4,983)
Dreyfus Research
Growth Fund, Cl. Z	930,754		166,842	60,052	(6,115)

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value					Net Realized
Company	8/31/2011	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus Small Cap
Stock Index Fund	256,613		59,260		17,060	(1,837)
Dreyfus Strategic
Value Fund, Cl. I	1,243,729		229,763		489,098	(52,731)
Dreyfus Total
Return Advantage
Fund, Cl. I	3,596,304		727,078		238,840	(4,498)
Dreyfus U.S. Equity
Fund, Cl. I	691,998		132,776		46,403	(1,430)
Dreyfus/The Boston
Co. Large Cap
Core Fund, Cl. I	658,417		136,181		46,403	(6,528)
Dreyfus/The Boston
Co. Small/Mid Cap
Growth Fund, Cl. I	258,166		70,301		17,060	(2,013)
International Stock
Fund, Cl. I	198,337		40,469		13,648	(2,188)
TOTAL	16,858,025		4,556,605		2,073,333	(126,224)

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		2/29/2012	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	82,814		1,018,493		5.1	6,915
Dreyfus Bond Market
Index Fund,
BASIC Shares	29,221		3,578,555		18.0	60,765
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(38,239)		1,177,466		5.9	39,309
Dreyfus Emerging
Markets Fund, Cl. I	13,968		641,018		3.2	34,400
Dreyfus Global
Absolute Return
Fund, Cl. I	4,243		247,723		1.3	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	5,978		133,549.7			2,417

16

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/29/2012	($)	Assets ()	Distributions ($)
Dreyfus High Yield
Fund, Cl. I	46,072	1,200,362		6.0	40,997
Dreyfus International
Bond Fund, Cl. I	(29,591)	1,161,276		5.8	14,919
Dreyfus International
Equity Fund, CL I	6,264	164,872.8			3,399
Dreyfus International
Stock Index Fund	6,642	273,807		1.4	7,919
Dreyfus International
Value Fund, Cl. I	834	148,208.7			4,545
Dreyfus MidCap
Core Fund, Cl. I	11,737	307,394		1.6	23,106
Dreyfus/Newton
International
Equity Fund, Cl. I	(1,193)	274,557		1.4	8,984
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	(24,101)	611,358		3.1	89,256
Dreyfus Research
Growth Fund, Cl. Z	134,735	1,166,164		5.9	—
Dreyfus Small Cap
Stock Index Fund	29,409	326,385		1.6	11,861
Dreyfus Strategic
Value Fund, Cl. I	158,004	1,089,667		5.5	11,788
Dreyfus Total
Return Advantage
Fund, Cl. I	41,408	4,121,452		20.7	63,503
Dreyfus U.S. Equity
Fund, Cl. I	90,695	867,636		4.4	3,853
Dreyfus/The Boston
Co. Large Cap
Core Fund, Cl. I	74,888	816,555		4.1	7,258
Dreyfus/The Boston
Co. Small/Mid Cap
Growth Fund, Cl. I	36,219	345,613		1.7	22,902
International Stock
Fund, Cl. I	8,454	231,424		1.2	2,551
TOTAL	688,461	19,903,534		100.1	460,647

† Includes reinvested dividends/distributions.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: ordinary income $226,662 and long-term capital gains $2,112.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each,

18

a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager.All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, until January 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.40% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $10,412 during the period ended February 29, 2012.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 29, 2012, the fund was charged $22,194 pursuant to the Shareholder Services Plan of which $1,939 was waived due to the fund’s investment in certain of the underlying funds.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $4,392 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $595 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $7.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $2,277 pursuant to the custody agreement.

20

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $3,876, custodian fees $828, chief compliance officer fees $1,061 and transfer agency per account fees $1,420, which are offset against an expense reimbursement currently in effect in the amount of $5,409.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $4,556,605 and $2,073,333, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $1,007,490, consisting of $1,047,581 gross unrealized appreciation and $40,091 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

22

extensive administrative, accounting, and compliance infrastructures. In considering portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution, the Board noted that the fund’s portfolio was comprised of other Dreyfus mutual funds.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and the Performance Universe median for the 1-year period. The Board noted that the Fund commenced operations on October 1, 2009. Dreyfus also provided a comparison of the fund’s calendar year total return to the return of the S&P 500 Index.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a contractual management fee. The Board also noted that the fund’s actual total expenses were above the Expense Group median and the Expense Universe median. The Board also considered the current expense limitation arrangement undertaken by Dreyfus.

Dreyfus representatives noted that there were no funds in the same Lipper category as the fund managed by Dreyfus or its affiliates, nor separate accounts and/or other types of client portfolios advised by Dreyfus considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if

24

the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board noted that since the fund did not pay a management fee, an analysis of profitability and economies of scale had limited applic- ability, but also noted that economies of scale which could accrue to Dreyfus and its affiliates in connection with management of the fund had been adequately considered by Dreyfus, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

26

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Moderate Allocation Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock and bond markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe. These factors triggered a rally among traditional safe havens, most notably U.S. government securities. Better economic news allayed recession fears in October, and equity markets rallied. Among bonds, yields of U.S. government securities generally continued to trend downward, while corporate bonds gained some value as investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Richard B. Hoey, A. Paul Disdier and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus Moderate Allocation Fund produced a total return of 6.34%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 13.30% for the same period.The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays U.S. Aggregate Bond Index, and this blended index returned 9.07% for the same period.2 Although macroeconomic uncertainties weighed on stocks and higher yielding bonds early in the reporting period, markets later rebounded to finish in solidly positive territory. The fund’s return lagged its benchmarks, primarily due to its emphasis on stocks over bonds prior to the equity market’s climb.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Improving Economic Fundamentals Bolstered Markets

Macroeconomic uncertainties undermined stocks and corporate bonds early in the reporting period.These included an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, an unresolved sovereign debt crisis in Greece that threatened to spread to other members of the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery. Market volatility remained high, with sell-offs in stocks and high yield bonds accompanied by a corresponding increase in demand for traditional safe havens, such as U.S.Treasury securities.

However, economic improvements began to develop during the final months of 2011 and the opening months of 2012. The European Union took steps to address the region’s problems, while accelerating GDP growth and declining unemployment in the United States gave investors more confidence. As a result, markets shifted from the “risk-off” environment of mid-2011 to a “risk-on” posture that favored growth-oriented stocks and higher yielding bonds.

Fund Performance Was Hurt by Early Market Weakness

The fund maintained a modest emphasis on stocks over bonds throughout the reporting period.This stance detracted mildly from returns over the first four months of the reporting period, but contributed positively to relative performance in January and February 2012.The fund’s relative returns also were dampened by individual stock and sector selections among some of its underlying equity funds.

The Dreyfus Investment Committee made several tactical changes to the fund’s investment allocations during the reporting period in response to shifting economic and market conditions. These moves generally contributed positively to performance. Early in the reporting period, with economic uncertainties intensifying, the fund shifted assets from Dreyfus International Value Fund to the larger-cap, more defensive Dreyfus International Equity Fund. In mid-October, in order to rebalance assets after a run-up in bond prices, the fund shifted a portion of its holdings from Dreyfus Bond Market Index Fund to Dreyfus Opportunistic MidcapValue Fund, thereby adding exposure to attractively priced stocks.

In December, looking to increase allocations to higher quality, larger-cap stocks, the fund shifted 3.2% of assets from Dreyfus StrategicValue Fund to Dreyfus Appreciation Fund. Finally, in January 2012, as European conditions stabilized and investors demonstrated a greater tolerance for risk, the fund sought more exposure to emerging markets equities, shifting capital from Dreyfus Bond Market Index Fund to Dreyfus Emerging Markets Fund.

Taking a Constructive, But Cautious, Stance

While Europe’s financial troubles have continued to weigh on investor sentiment, efforts to resolve those difficulties remain credible, and the U.S. economy continues to demonstrate evidence of growth.These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias in favor of equities.At the same time, we are aware of recently increased stock valuations and more attractive valuations among fixed-income securities. We are carefully watching these and other developments in domestic and global markets and economies, and we stand prepared to adjust the fund’s holdings as warranted.

March 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

Expenses paid per $1,000†	$3.08
Ending value (after expenses)	$1,063.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

Expenses paid per $1,000†	$3.02
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .60% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Registered Investment Companies—100.0%	Shares		Value ($)
Dreyfus Appreciation Fund	52,953	[a]	2,310,866
Dreyfus Bond Market Index Fund, BASIC Shares	315,186	[a]	3,470,202
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	89,021	[a]	1,295,263
Dreyfus Emerging Markets Fund, Cl. I	143,994	[a]	1,573,853
Dreyfus Global Absolute Return Fund, Cl. I	134,708	[a,b]	1,639,396
Dreyfus Global Real Estate Securities Fund, Cl. I	117,738	[a]	883,033
Dreyfus High Yield Fund, Cl. I	204,341	[a]	1,322,085
Dreyfus International Bond Fund, Cl. I	75,974	[a]	1,280,159
Dreyfus International Equity Fund, Cl. I	15,535	[a]	420,220
Dreyfus International Stock Index Fund	48,687	[a]	682,589
Dreyfus International Value Fund, Cl. I	34,223	[a]	358,660
Dreyfus MidCap Core Fund, Cl. I	30,705	[a,b]	679,819
Dreyfus Opportunistic Midcap Value Fund, Cl. I	39,395	[a]	1,150,741
Dreyfus Research Growth Fund, Cl. Z	253,145	[a]	2,539,043
Dreyfus Small Cap Stock Index Fund	33,515	[a]	719,901
Dreyfus Strategic Value Fund, Cl. I	82,617	[a]	2,390,124
Dreyfus Total Return Advantage Fund, Cl. I	332,007	[a]	4,541,851
Dreyfus U.S. Equity Fund, Cl. I	126,947	[a]	1,920,704
Dreyfus/Newton International Equity Fund, Cl. I	41,876	[a]	680,063
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	50,869	[a]	1,807,878
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	49,263	[a,b]	765,062
International Stock Fund, Cl. I	42,183	[a]	574,951

Total Investments (cost $31,151,754)	100.0%		33,006,463
Liabilities, Less Cash and Receivables	(.0%)		(4,686)
Net Assets	100.0%		33,001,777

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	71.6	Mutual Funds: Foreign	28.4
			100.0

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of
Investments—Note 1(c)	31,151,754	33,006,463
Receivable for shares of Common Stock subscribed		280,817
Prepaid expenses		8,284
		33,295,564
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		9,508
Cash overdraft due to Custodian		259,638
Accrued expenses		24,641
		293,787
Net Assets ($)		33,001,777
Composition of Net Assets ($):
Paid-in capital		31,101,948
Accumulated distributions in excess of investment income—net		(50,398)
Accumulated net realized gain (loss) on investments		95,518
Accumulated net unrealized appreciation
(depreciation) on investments		1,854,709
Net Assets ($)		33,001,777
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		2,247,375
Net Asset Value, offering and redemption price per share ($)		14.68

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	362,974
Expenses:
Shareholder servicing costs—Note 3(b)	47,729
Auditing fees	20,355
Registration fees	9,757
Prospectus and shareholders’ reports	5,412
Custodian fees—Note 3(b)	1,830
Directors’ fees and expenses—Note 3(c)	1,666
Legal fees	793
Loan commitment fees—Note 2	648
Miscellaneous	4,309
Total Expenses	92,499
Less—waiver of shareholder servicing fees—Note 3(b)	(4,424)
Less—reduction in fees due to earnings credits—Note 3(b)	(11)
Net Expenses	88,064
Investment Income—Net	274,910
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(213,602)
Capital gain distributions from affiliated issuers	400,454
Net Realized Gain (Loss)	186,852
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,467,159
Net Realized and Unrealized Gain (Loss) on Investments	1,654,011
Net Increase in Net Assets Resulting from Operations	1,928,921

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	274,910	270,059
Net realized gain (loss) on
investments in affiliated issuers	186,852	216,094
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,467,159	539,939
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,928,921	1,026,092
Dividends to Shareholders from ($):
Investment income—net	(461,135)	(259,104)
Net realized gain on investments	(193,285)	(49,843)
Total Dividends	(654,420)	(308,947)
Capital Stock Transactions ($):
Net proceeds from shares sold	5,546,714	18,653,885
Dividends reinvested	634,801	297,484
Cost of shares redeemed	(2,294,233)	(3,028,618)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,887,282	15,922,751
Total Increase (Decrease) in Net Assets	5,161,783	16,639,896
Net Assets ($):
Beginning of Period	27,839,994	11,200,098
End of Period	33,001,777	27,839,994
Undistributed (distributions in excess of)
investment income—net	(50,398)	135,827
Capital Share Transactions (Shares):
Shares sold	393,516	1,295,573
Shares issued for dividends reinvested	46,167	20,875
Shares redeemed	(163,437)	(211,395)
Net Increase (Decrease) in Shares Outstanding	276,246	1,105,053

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2012	Year Ended August 31,
	(Unaudited)	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	14.12	12.93	12.50
Investment Operations:
Investment income—net[b]	.13	.18	.14
Net realized and unrealized
gain (loss) on investments	.74	1.25	.41
Total from Investment Operations	.87	1.43	.55
Distributions:
Dividends from investment income—net	(.22)	(.20)	(.12)
Dividends from net realized gain on investments	(.09)	(.04)	—
Total Distributions	(.31)	(.24)	(.12)
Net asset value, end of period	14.68	14.12	12.93
Total Return (%)	6.34[c]	11.02	4.43[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.63[e]	.74	1.96[e]
Ratio of net expenses to average net assets[d]	.60[e]	.63	.65[e]
Ratio of net investment income
to average net assets[d]	1.88[e]	1.25	1.27[e]
Portfolio Turnover Rate	11.60[c]	17.48	31.21[c]
Net Assets, end of period ($ x 1,000)	33,002	27,840	11,200

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.
See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek a balance of current income and capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	33,006,463	—	—	33,006,463

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	1,025,440		1,169,214	68,763	(1,635)
Dreyfus Bond Market
Index Fund,
BASIC Shares	3,995,992		680,075	1,236,012	8,536
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	1,180,718		226,823	58,746	(6,233)
Dreyfus Emerging
Markets Fund, Cl. I	759,431		854,891	52,657	(16,323)
Dreyfus Global
Absolute Return
Fund, Cl. I	1,446,865		246,200	78,719	(4,316)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	752,999		137,030	38,771	(4,690)
Dreyfus High Yield
Fund, Cl. I	1,108,800		229,038	58,746	(5,869)
Dreyfus International
Bond Fund, Cl. I	1,175,111		200,012	58,745	(3,323)
Dreyfus International
Equity Fund, CL I	359,447		70,608	19,826	(4,094)
Dreyfus International
Stock Index Fund	585,905		122,754	33,044	(6,656)
Dreyfus International
Value Fund, Cl. I	308,509		72,742	19,827	(3,550)
Dreyfus Midcap
Core Fund, Cl. I	549,970		142,324	29,373	(6,368)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	539,436		691,679	29,373	(8,095)

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value					Net Realized
Company	8/31/2011	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus Research
Growth Fund, Cl. Z	2,039,555		323,367		103,392	(9,369)
Dreyfus Small Cap
Stock Index Fund	570,707		117,710		29,373	(2,774)
Dreyfus Strategic
Value Fund, Cl. I	2,780,492		440,765		1,060,022	(106,412)
Dreyfus Total
Return Advantage
Fund, Cl. I	3,994,251		712,504		205,609	(6,192)
Dreyfus U.S. Equity
Fund, Cl. I	1,544,461		258,292		79,894	(2,480)
Dreyfus/Newton
International
Equity Fund, Cl. I	601,526		125,255		33,044	(6,863)
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	1,471,503		265,749		79,894	(10,526)
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	576,154		141,986		29,373	(2,699)
International Stock
Fund, Cl. I	497,354		88,900		26,435	(3,671)
TOTAL	27,864,626		7,317,918		3,429,638	(213,602)

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		2/29/2012	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	186,610		2,310,866		7.0	15,510
Dreyfus Bond Market
Index Fund,
BASIC Shares	21,611		3,470,202		10.5	64,585
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(47,299)		1,295,263		3.9	43,092
Dreyfus Emerging
Markets Fund, Cl. I	28,511		1,573,853		4.7	83,632
Dreyfus Global
Absolute Return
Fund, Cl. I	29,366		1,639,396		5.0	—

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/29/2012	($)	Assets (%)	Distributions ($)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	36,465	883,033		2.7	15,767
Dreyfus High Yield
Fund, Cl. I	48,862	1,322,085		4.0	45,307
Dreyfus International
Bond Fund, Cl. I	(32,896)	1,280,159		3.9	16,281
Dreyfus International
Equity Fund, CL I	14,085	420,220		1.3	8,599
Dreyfus International
Stock Index Fund	13,630	682,589		2.1	19,405
Dreyfus International
Value Fund, Cl. I	786	358,660		1.1	10,732
Dreyfus Midcap Core
Fund, Cl. I	23,266	679,819		2.0	50,459
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	(42,906)	1,150,741		3.5	166,492
Dreyfus Research
Growth Fund, Cl. Z	288,882	2,539,043		7.7	—
Dreyfus Small Cap
Stock Index Fund	63,631	719,901		2.2	25,845
Dreyfus Strategic
Value Fund, Cl. I	335,301	2,390,124		7.2	25,736
Dreyfus Total Return
Advantage Fund, Cl. I	46,897	4,541,851		13.8	69,445
Dreyfus U.S. Equity
Fund, Cl. I	200,325	1,920,704		5.8	8,418
Dreyfus/Newton
International
Equity Fund, Cl. I	(6,811)	680,063		2.1	21,907
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	161,046	1,807,878		5.5	15,875
Dreyfus/The Boston
Company Small/Mid
Cap Growth Fund, Cl. I	78,994	765,062		2.3	50,120
International Stock
Fund, Cl. I	18,803	574,951		1.7	6,221
TOTAL	1,467,159	33,006,463		100.0	763,428

† Includes reinvested dividends/distributions.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: ordinary income $305,155 and long-term capital gains $3,792.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager.All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, until January 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% of the value of the fund’s average daily net assets. There was no expense reimbursement, pursuant to the undertaking, during the period ended February 29, 2012.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain service. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

February 29, 2012, the fund was charged $36,467 pursuant to the Shareholder Services Plan of which $4,424 was waived due to the fund’s investment in certain of the underlying funds.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $6,319 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $871 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $11.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $1,830 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $6,383, custodian fees $990, chief compliance officer fees $1,061 and transfer agency per account fees $2,000, which are offset against shareholder servicing fees reimbursed in the amount of $926.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $7,317,918 and $3,429,638, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $1,854,709, consisting of $1,970,929 gross unrealized appreciation and $116,220 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. In considering portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution, the Board noted that the fund’s portfolio was comprised of other Dreyfus mutual funds.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and the Performance Universe median for the 1-year period. The Board noted that the Fund commenced operations on October 1, 2009. Dreyfus also provided a comparison of the fund’s calendar year total return to the return of the S&P 500 Index.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund does not pay a contractual management fee.The Board also noted that the fund’s actual total expenses were above the Expense Group median and the Expense Universe median.The Board also considered the current expense limitation arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board members the management or investment advisory fees paid to Dreyfus by funds in the same Lipper category as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. It was noted that none of the other Similar Accounts was organized as a “fund-of-funds” like the fund. Dreyfus representatives noted that Dreyfus does not advise separate accounts and/or other client portfolios considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board noted that since the fund did not pay a management fee, an analysis of profitability and economies of scale had limited applic- ability, but also noted that economies of scale which could accrue to Dreyfus and its affiliates in connection with management of the fund had been adequately considered by Dreyfus, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	April 23, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)